Additional Information Required by the Argentine Central Bank - Cash and Government Securities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of restricted assets [line items]
Notional amount	$ 278,441,132	$ 235,214,442
Repurchase Transaction | Government Securities | Currency Forward Purchases
Disclosure of restricted assets [line items]
Notional amount	47,506,423	0
Banco de Galicia y Buenos Aires S.A.U.
Disclosure of restricted assets [line items]
For transactions in ROFEX, MAE and BYMA	145,554,111	326,703,680
For appraisals from repo transactions	5,278,492	0
For debit / credit cards transactions	44,088,917	48,542,755
For attachments	20,874	62,831
Liquid offsetting entry required to operate as CNV agent	1,524,557	1,017,484
For contribution to M.A.E.’ s Joint Guarantee Fund (Fondo de Garantía Mancomunada)	0	6,905
Guarantees for the Regional Economies Competitiveness Program	273,479	544,887
For other transactions (includes guarantees linked to rental contracts)	373,201	254,267
Banco de Galicia y Buenos Aires S.A.U. | Repurchase Transaction | Government Securities | Currency Forward Purchases
Disclosure of restricted assets [line items]
Notional amount	47,506,425	0
For surety guarantees	$ 342,400,067	$ 0